EQUITY	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
Equity
NOTE 7 – Equity:

Accumulated Other Comprehensive Loss

The following table provides details about reclassifications out of accumulated other comprehensive loss for the three months ended March 31, 2013:

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified from Accumulated Other Comprehensive Loss	Affected Line Item in the Statement of Income
	U.S. $ in millions
Currency translation adjustment	$17	Financial expense

Other	1	Provision for income taxes

Total reclassifications for the period	$18

Share repurchase program

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares/ADSs, of which, as of March 31, 2013, $1.63 billion remains available for repurchases. This repurchase authorization has no time limit.

The following table summarizes the shares which were repurchased and the amount Teva spent on these repurchases:

	Three months ended March 31,
	2013	2012
	in millions
Amount spent on shares repurchased	$200	$533
Number of shares repurchased	5.2	11.9